Basis of preparation (Policies)	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
Basis of presentation	Basis of presentation:
The interim financial statements have been prepared by the Company and do not include all of the information and disclosures required by accounting principles generally accepted in the United States ("GAAP"). In the opinion of management, all normal recurring accruals and adjustments considered necessary for a fair presentation have been included. The results for the three and six months ended June 30, 2025 are not necessarily indicative of the results that may be expected for the year ending December 31, 2025. The interim financial statements should be read in conjunction with the audited consolidated financial statements and notes to the consolidated financial statements for the year ended December 31, 2024.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the interim financial statements and accompanying notes. Actual results could differ from those estimates. Certain prior period figures have been adjusted to conform to current period presentation in the interim financial statements.

Foreign currency translation	Foreign currency translation:
The Company’s functional currency is the Canadian dollar and its reporting currency for its interim financial statement presentation is the United States dollar ("U.S. Dollar"). The functional currencies for the Company's significant subsidiaries include the following: U.S. Dollar, Canadian dollar, Euro, Argentina Peso, Chinese Renminbi (“RMB”) and Polish Zloty. The Company translates assets and liabilities of non-U.S. dollar functional currency operations using the period end exchange rates, shareholders’ equity balances using the weighted average of historical exchange rates, and revenues and expenses using the monthly average rate for the period with the resulting exchange differences recognized in other comprehensive income (loss).
Transactions that are denominated in currencies other than the functional currencies of the Company’s or its subsidiaries' operations are translated at the rates in effect on the date of the transaction. Foreign currency denominated monetary assets and liabilities are translated to the applicable functional currency at the exchange rates in effect on the balance sheet date. Non-monetary assets and liabilities are translated at the historical exchange rate. All foreign exchange gains and losses are recognized in the condensed consolidated interim statements of operations, except for the translation gains and losses arising from available-for-sale instruments, which are recorded through other comprehensive income (loss) until realized through disposal or impairment.

Held-for-sale disposal group and discontinued operations	Held-for-sale disposal group and discontinued operations:
The Company classifies a component of an entity as a held-for-sale disposal group when it has been disposed of during the period, or it has met all of the held-for-sale criteria under Topic 205 - Presentation of Financial Statements at the balance sheet reporting date. Held-for-sale disposal groups are measured at the lower of its carrying amount and fair value less cost to sell. If the fair value less cost to sell is lower than its carrying amount, a loss is recognized to write down the carrying amount of the disposal group as a whole.

After a disposal group has been classified as held-for-sale, management may decide to reverse its plan to divest, or circumstances may change so that the disposal group no longer meets the held-for-sale criteria. In such instances, the Company would reclassify the disposal group's assets and liabilities on the balance sheet as held-and-used and remeasure the assets on the date of reclassification.

A component that has been disposed of or is held-for-sale is reported in discontinued operations if its disposition represents a strategic shift and has (or will have) a major effect on the entity's operations and financial results. Discontinued operations are reported separately from the Company's continuing operations on the balance sheet, income statement, and statement of cash flows. For comparative purposes, the Company adjusted the prior periods presented in the interim financial statements to reflect the effect of operations discontinued in the current period. The Company's interim financial statements eliminated its intercompany balances with its discontinued operations as the intercompany balances will be settled upon disposal.

Upcoming accounting standards not yet adopted
Upcoming accounting standards not yet adopted:
In December 2023, the FASB issued ASU 2023-09, "Income Taxes (Topic 740): Improvements in Income Tax Disclosures" to enhance the transparency and decision usefulness of income tax disclosures. This amendment requires public companies to disclose specific categories in the rate reconciliation and provide additional information for reconciling items that meet a quantitative threshold. Additionally, under the amendment entities are required to disclose the amount of income taxes paid disaggregated by federal, state and foreign taxes, as well as disaggregated by material individual jurisdictions. Finally, the amendment requires entities to disclose income from continuing operations before income tax expense disaggregated between domestic and foreign and income tax expense from continuing operations disaggregated by federal, state and foreign. This guidance is effective for annual reporting periods beginning after December 15, 2024. While this guidance may have an impact on the disclosures, the Company does not expect this guidance to have a material impact on its financial position, operations, and cash flows.

In November 2024, the FASB issued ASU 2024-03, "Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses." It requires entities to disclose, in the notes to the financial statements, specified information related to certain costs and expenses disaggregated by type. The standard improves transparency by providing more detailed information about the component of costs and expenses that would enable users to better understand the major components of an entity's income statement by referencing disclosures in the notes to financial statements. This guidance is effective for annual reporting periods beginning after December 15, 2026. While this guidance may have an impact on the disclosures, the Company does not expect this guidance to have a material impact on its financial position, operations, and cash flows.